LONG TERM INCENTIVE PLANS ("LTIP")	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
LONG TERM INCENTIVE PLANS (LTIP)

12.	LONG TERM INCENTIVE PLANS ("LTIP")
(i) SHARE-SETTLED LTIP
At the June 26, 2018 AGM, shareholders approved a rolling and reloading plan that shall not exceed 10 percent of the issued and outstanding common shares to be reserved for issuance under all share-settled compensation plans in the aggregate.
As at December 31, 2018, the number of shares issuable under the share-settled compensation plans, in aggregate, represents 3.1 percent of the issued and outstanding common shares, which is within the limit.
(a) Performance Share Units ("PSUs") and Restricted Share Units ("RSUs")
Performance Share Units ("PSUs")
PSUs entitle the holder to a number of common shares to be issued in the third year after grant. PSUs are subject to a performance factor ranging from 0 percent to 200 percent of the number of PSUs granted plus the amount of reinvested notional dividends, if applicable. Prior to 2017, PSUs were awarded to employees, officers and consultants. No PSU grants were made in 2018 as PSUs are no longer granted under current LTIP.
Restricted Share Units ("RSUs")
RSUs entitle the holder to a number of common shares plus reinvested notional dividends, if applicable, to be issued at vesting in three even tranches in the three years following grant. RSUs are awarded to employees, excluding officers. The RSUs generally vest on the first, second and third anniversary date from the date of grant.
The following table provides a continuity of the share-settled PSUs and RSUs:

(number of share units - 000's)	PSUs	RSUs
Outstanding, December 31, 2016	6,238	8,436
Granted	2,124	4,578
Forfeited	(486)	(2,195)
Exercised	(1,104)	(3,436)
Performance adjustment	(1,738)	—
Outstanding, December 31, 2017	5,034	7,383
Granted	—	3,006
Forfeited	(1,449)	(2,444)
Exercised	(826)	(3,045)
Performance adjustment	(138)	—
Outstanding, December 31, 2018	2,621	4,900

Pengrowth's Board may determine, in its sole discretion, that any shares issuable pursuant to new grants could be paid in cash equal to the fair market value of the shares otherwise issuable. As mentioned, no new PSUs will be granted under the current LTIP.
Compensation expense related to PSU and RSU share-settled plans is based on the fair value of the share units at the date of grant. The fair value of the PSUs is determined at the date of grant using the closing share price and is adjusted for the estimated performance multiplier. The performance multiplier is calculated using the percentile rank of Pengrowth's total shareholder return relative to its peers and can result in cash compensation issued upon vesting of the PSUs ranging from zero to two times the value of the PSUs originally granted. Fluctuations in compensation expense may occur due to changes in estimating the outcome of the performance multiplier conditions. The amount of compensation expense is impacted by an estimated forfeiture rate at the date of grant and as more information becomes available. For PSU and RSU grants in 2016, 2017 and 2018, the estimated forfeiture rates range from 25 to 40 percent depending on the vesting period. Compensation expense is recognized in net income (loss) over the vesting period with a corresponding increase or decrease to contributed surplus. Upon the issuance of common shares at the end of the vesting period, shareholders’ capital is increased and contributed surplus is decreased by the amount of compensation expense incurred during the vesting period. The shares are issued from treasury upon vesting.
For the year ended December 31, 2018, Pengrowth recorded $3.5 million of compensation related to the share-settled PSUs and RSUs (December 31, 2017 - $5.0 million). The weighted average grant date fair value was $0.87 per share unit for the 2018 RSU grants (December 31, 2017 - $1.40 per share for the 2017 RSU and PSU grants). As at December 31, 2018, the amount of compensation expense to be recognized over the remaining vesting period was $2.7 million or $0.32 per share unit (December 31, 2017 - $5.4 million or $0.51 per share unit) subject to the determination of the performance multiplier, if applicable. The unrecognized compensation cost will be expensed to net income (loss) over the remaining weighted average vesting period of 1.0 year.
(b) Stock Option Plan
Commencing in June 2018, Pengrowth adopted an Employee Stock Option Plan that provides certain employees with the opportunity to exercise options to purchase common shares of the Corporation. Option exercise prices approximate the market price for the common shares on the date of issuance, vest in three even tranches in the three years following grant and expire after seven years. Compensation expense associated with the options is determined based on the grant date fair value and amortized over the vesting period.
The following table provides a continuity of stock options outstanding at December 31:

	2018
(number of option units - 000's)	Number outstanding	Weighted average price
Outstanding, December 31, 2017	—	$—
Granted	9,468	$0.87
Forfeited	(141)	$0.87
Exercised	—	$—
Outstanding, December 31, 2018	9,327	$0.87

The range of exercise prices of stock options outstanding and exercisable at December 31, 2018 was as follows:

Range of exercise prices	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average exercise price
$0.87 - $1.05	9,327	6.49	$0.87	—	$—

Pengrowth uses the Black-Scholes pricing model to calculate the fair value of stock options granted using an estimated forfeiture rate, volatility, risk free rate and expected life. The fair value is recorded as stock-based compensation expense over the vesting period with a corresponding amount reflected in contributed surplus. When stock options are exercised, the cash proceeds along with the amount previously recorded as contributed surplus are recorded as share capital.
Estimated fair values for the stock options outstanding were calculated using the following weighted average assumptions:

Fair value per option	$0.46
Risk free interest rate	1.93%
Expected volatility (1)	65.86%
Expected life (years)	4.4
Expected forfeiture rate	15.0%

(1) Expected volatility has been based on historical share volatility of the Corporation.
For the year ended December 31, 2018, Pengrowth recorded $1.5 million of compensation expense related to stock options (December 31, 2017 - $nil). The weighted average grant date fair value was $0.46 per stock option for the 2018 stock option grants (December 31, 2017 - $nil per option). As at December 31, 2018, the amount of compensation expense to be recognized over the remaining vesting period was $2.0 million or $0.22 per option (December 31, 2017 - $nil per option). The unrecognized compensation cost will be expensed to net income (loss) over the remaining weighted average vesting period of 1.41 years.
(ii) PREVIOUS LTIP
As at December 31, 2018, 163,867 common shares (December 31, 2017 - 163,867 common shares) were reserved for issuance under the Deferred Entitlement Share Unit ("DESU") Plan. As at December 31, 2018, 198,477 common shares (December 31, 2017 - 198,477 common shares) were reserved for issuance under the Deferred Share Unit ("DSU") plan.
(iii) CASH-SETTLED LTIP
(a) Cash-Settled Restricted Share Units ("Cash-Settled RSUs")
Each cash-settled RSU entitles the holder to a cash payment equivalent to the value of a number of common shares (including the reinvestment of deemed dividends, if applicable) which vest in three even tranches in the three years following grant. Compensation expense associated with the cash-settled RSUs is determined based on the fair value of the share units at the grant date and is subsequently adjusted to reflect the fair value of the share units at each period end. This valuation incorporates the period end share price and the number of cash-settled RSUs outstanding at each period end. During the year ended December 31, 2018, compensation reduction of $0.5 million (December 31, 2017 - $0.2 million reduction) was recognized in the Consolidated Statements of Income (Loss) with a corresponding increase or decrease in liabilities. As at December 31, 2018, $0.3 million (December 31, 2017 - $1.5 million) of total liability was recorded in the Consolidated Balance Sheets. Classification of the associated short term and long term liabilities is dependent on the expected payout dates. No grants were made in 2018 and no new Cash-Settled RSUs will be granted under the current LTIP. The revaluation of the cash-settled RSUs continues until settlement.
(b) Cash-Settled Phantom Deferred Share Units ("Phantom DSUs")
Independent members of the Board of Directors receive cash-settled Phantom DSUs. Each Phantom DSU entitles the holder to a cash payment equivalent to the value of a number of common shares (including deemed dividends, if applicable) to be paid upon the individual ceasing to be a Director for any reason, subject to the right to defer payment until up to December 31 of the year following their departure from the Board. Compensation expense associated with the Phantom DSUs is determined based on the fair value of the Phantom DSUs at the grant date and is subsequently adjusted to reflect the fair value of the associated common shares at each period end. This valuation incorporates the period end share price and the number of Phantom DSUs outstanding at each period end including notional dividends, if applicable. Compensation expense is recognized in net income (loss) with a corresponding increase or decrease in liabilities. Classification of the associated short term and long term liabilities is dependent on the expected payout dates.
As at December 31, 2018, Phantom DSUs awarded to Directors had a corresponding liability of $1.2 million (December 31, 2017 - $1.4 million). For the year ended December 31, 2018, Pengrowth recorded a $0.1 million compensation expense (December 31, 2017 - $0.6 million reduction) related to Phantom DSUs. The revaluation of the cash-settled Phantom DSUs continues until settlement.
The following table provides a continuity of the cash-settled LTIP:

(number of share units - 000's)	Cash-settled RSUs	Phantom DSUs
Outstanding, December 31, 2016	4,229	1,346
Granted	3,163	492
Forfeited	(3,148)	—
Exercised	(1,341)	(462)
Outstanding, December 31, 2017	2,903	1,376
Granted	—	847
Forfeited	(1,312)	—
Exercised	(887)	(155)
Outstanding, December 31, 2018	704	2,068
TOTAL SHARE BASED COMPENSATION EXPENSE
Total share based compensation expenses are included in both general and administrative and operating expenses on the Consolidated Statements of Income (Loss) and are composed of the following:

	Year ended
	December 31, 2018	December 31, 2017
Non-cash PSU and RSU expense	$3.5	$5.0
Non-cash stock options expense	1.5	—
Amounts capitalized in the period	(0.2)	(0.1)
Non-cash share based compensation expense	$4.8	$4.9
Cash-settled RSUs (reduction) expense	($0.5)	($0.2)
Cash-settled Phantom DSUs (reduction) expense	$0.1	($0.6)
Total share based compensation expense	$4.4	$4.1